DISCONTINUED OPERATION	12 Months Ended
Mar. 31, 2021
DISCONTINUED OPERATION
DISCONTINUED OPERATION

NOTE 4 – DISCONTINUED OPERATION

On December 16, 2020, Beijing Hexin Yongheng Technology Development Co., Ltd. (“Hexin Yongheng”), a wholly-owned subsidiary of the Company, Kuaishangche Automobile Leasing Co., Ltd. (“Kuaishangche”), a company not directly associated with the Company, Hexin E-Commerce Company Limited (“Hexin E-Commerce”), and individual shareholders of Hexin E-Commerce entered into an assignment and assumption agreement (the “Agreement”). Pursuant to the Agreement, Hexin Yongheng agreed to assign and transfer to Kuaishangche the control over Hexin E-Commerce, in exchange for cash consideration of RMB 5 million (US$726,781) (the “Disposition”). Upon the closing of the Disposition, Kuaishangche will become the primary beneficiary of and have control of Hexin E-Commerce, and as a result, assume all assets and liabilities of Hexin E-Commerce and subsidiaries owned or controlled by Hexin E-Commerce, excluding any rights, titles, interests or claims that Hexin E-Commerce may have in Wusu Hexin Yongheng Commercial and Trading Co., Ltd. (“Wusu Company”), shall remain as a consolidated variable interest entity of the Company. As a result of the Disposition, the Company will cease to conduct its P2P business and focus on developing and investing resources into its social e-commerce platform, Xaobai Maimai.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with FASB ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities of discontinued operations as of March 31, 2021 and 2020, while results of operations related to the discontinued operations for the years ended March 31, 2021, 2020 and 2019, were reported as income (loss) from discontinued operations.

The results of discontinued operations for years ended March 31, 2021, 2020 and 2019 are as follows:

	For the years ended March 31,
	2021	2020	2019
	USD	USD	USD
Net Revenues	545,718	4,520,585	57,635,286
Operating costs and development	8,082,165	24,942,630	45,348,331
(Loss) income from discontinued operations	(7,536,447)	(20,422,045)	12,286,955
Other income (expense), net	1,097,265	365,927	1,926,334
(Loss) income before tax	(6,439,182)	(20,056,118)	14,213,289
Income tax provision	367	3,778,776	1,064,960
Net (loss) income from discontinued operations, net of tax	(6,439,549)	(23,834,894)	13,148,329
Gain on sale of discontinued operations, net of taxes	3,164,802	—	—
Net loss from disposition subsidiaries	(3,274,747)	(23,834,894)	13,148,329

Assets and liabilities of the discontinued operations are as follows:

March 31,
2020
USD
Cash and cash equivalents	4,257,104
Prepayments and other assets	771,431
Loan receivables-current, net of allowance	1,564,288
Amount due from related parties	2,093,684
Total Current Assets of Discontinued Operations	8,686,507

Loans receivable- non-current, net of allowance	2,908,597
Property, equipment and software, net	797,975
Right-of-use assets	79,760
Total Non-Current Assets of Discontinued Operations	3,786,332
Total Assets of Discontinued Operations	12,472,839

Accrued expenses and other current liabilities	1,768,816
Deferred revenue-current	220,910
Lease liabilities	37,287
Taxes payable	6,394,085
Total liabilities of Discontinued Operations	8,421,098